Note 14 - Retirement and Pension Plans - Summary of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 44
2021	18
2022	163
2023	31
2024 and thereafter	$ 280